Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (94.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.1%)
Verizon Communications, Inc.	100,920	5,967

Total		5,967

Consumer Discretionary (4.2%)
Advance Auto Parts, Inc.	10,320	1,760
BorgWarner, Inc.	37,260	1,431
Carnival Corp.	22,760	1,154
Honda Motor Co., Ltd., ADR	68,350	1,857
PulteGroup, Inc.	35,030	980
Target Corp.	12,240	982

Total		8,164

Consumer Staples (10.3%)
Colgate-Palmolive Co.	30,730	2,106
Conagra Brands, Inc.	52,390	1,453
Kellogg Co.	15,500	889
Mondelez International, Inc.	78,400	3,914
PepsiCo, Inc.	20,860	2,556
The Procter & Gamble Co.	47,290	4,921
Sysco Corp.	22,090	1,475
Unilever NV	22,240	1,292
Walmart, Inc.	13,630	1,329

Total		19,935

Energy (11.2%)
Anadarko Petroleum Corp.	25,050	1,139
Baker Hughes	69,040	1,914
Chevron Corp.	43,710	5,384
EQT Corp.	36,440	756
Equitrans Midstream Corp.	29,152	635
Noble Energy, Inc.	37,630	931
Royal Dutch Shell PLC - Class B, ADR	19,580	1,252
Schlumberger, Ltd.	86,510	3,769
Total SA, ADR	102,910	5,727

Total		21,507

Financials (22.2%)
AFLAC, Inc.	40,350	2,018
Ameriprise Financial, Inc.	22,320	2,859
Bank of America Corp.	81,120	2,238
The Bank of New York Mellon Corp.	80,120	4,040
BB&T Corp.	102,310	4,760
Chubb, Ltd.	33,880	4,746
Invesco, Ltd.	122,510	2,366
JPMorgan Chase & Co.	67,590	6,842
PNC Financial Services Group, Inc.	36,810	4,515

Common Stocks (94.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
U.S. Bancorp	125,970	6,071
Wells Fargo & Co.	47,720	2,306

Total		42,761

Health Care (18.4%)
Allergan PLC	10,140	1,485
Cerner Corp. *	37,250	2,131
Hologic, Inc. *	32,620	1,579
Johnson & Johnson	50,980	7,126
McKesson Corp.	14,210	1,663
Medtronic PLC	70,630	6,433
Merck & Co., Inc.	34,710	2,887
Pfizer, Inc.	118,080	5,015
Quest Diagnostics, Inc.	28,860	2,595
Zimmer Biomet Holdings, Inc.	35,730	4,563

Total		35,477

Industrials (9.7%)
Atlas Copco AB	108,770	2,692
Cummins, Inc.	15,440	2,438
Eaton Corp. PLC	24,660	1,987
Emerson Electric Co.	25,270	1,730
Johnson Controls International PLC	68,980	2,548
Siemens AG	19,610	2,110
Southwest Airlines Co.	43,230	2,244
Union Pacific Corp.	6,090	1,018
United Parcel Service, Inc. - Class B	17,170	1,919

Total		18,686

Information Technology (8.4%)
Apple, Inc.	4,490	853
Applied Materials, Inc.	47,330	1,877
Cisco Systems, Inc.	53,680	2,898
Intel Corp.	96,190	5,166
Oracle Corp.	53,160	2,855
TE Connectivity, Ltd.	30,530	2,465

Total		16,114

Materials (1.8%)
DowDuPont, Inc.	40,460	2,085
WestRock Co.	36,430	1,397

Total		3,482

Real Estate (1.4%)
Weyerhaeuser Co.	105,660	2,783

Total		2,783

Common Stocks (94.7%)	Shares/ Par +	Value $ (000’s)
Utilities (4.0%)
Eversource Energy	35,540	2,521
Pinnacle West Capital Corp.	21,130	2,020
Xcel Energy, Inc.	54,520	3,065

Total		7,606

Total Common Stocks (Cost: $172,738)		182,482

Investment Companies (2.8%)
Investment Companies (2.8%)
iShares Russell 1000
Value Index Fund	43,470	5,368

Total		5,368

Total Investment Companies (Cost: $5,315)		5,368

Short-Term Investments (2.5%)
Money Market Funds (2.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390% #	4,796,699	4,797

Total		4,797

Total Short-Term Investments (Cost: $4,797)		4,797

Total Investments (100.0%) (Cost: $182,850)@		192,647

Other Assets, Less Liabilities (0.0%)		96

Net Assets (100.0%)		192,743

Large Company Value Portfolio

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	EUR	177	200	6/19	$—	$(1)		$(1)
Sell	Morgan Stanley Capital Services, Inc.	EUR	7,073	7,992	6/19	82	—		82
Sell	Morgan Stanley Capital Services, Inc.	GBP	808	1,057	6/19	17	—		17
Buy	Morgan Stanley Capital Services, Inc.	JPY	9,244	84	6/19	—	—	p	—	p
Sell	Morgan Stanley Capital Services, Inc.	JPY	183,644	1,668	6/19	12	—		12
Buy	Goldman Sachs International	SEK	608	66	6/19	—	—	p	—	p
Sell	Goldman Sachs International	SEK	20,465	2,216	6/19	16	—		16

						$127	$(1)		$126

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$127	—	$127	$(1)	—	—	$(1)

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $182,850 and the net unrealized appreciation of investments based on that cost was $9,923 which is comprised of $16,759 aggregate gross unrealized appreciation and $6,836 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Common Stocks	$182,482	$—	$—
Investment Companies	5,368	—	—
Short-Term Investments	4,797	—	—
Other Financial Instruments^
Forward Currency Contracts	—	127	—

Total Assets:	$192,647	$127	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(1)	—

Total Liabilities:	$—	$(1)	$—

^

Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand